Related Parties	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party

5. Related parties

The Company’s related parties include the Chairman of the Board of Directors (Jean-Paul Kress), the Chief Executive Officer (Gil Beyen), the two Deputy General Managers (Jérôme Bailly and Eric Soyer), members of the Board of Directors (five Board members in addition to the Chairman and the Chief Executive Officer) and members of the executive committee (four members in addition to the Chief Executive Officer and the Deputy General Managers).

The remuneration of directors and members of the executive committee was as set forth in the table below.

	12/31/2017			12/31/2018			12/31/2019
(amounts in thousands of euros)	Salary / Fees	Retirement benefits	Share based payments	Salary / Fees	Retirement benefits	Share based payments	Salary / Fees	Retirement benefits	Share based payments
Executive officers / VP and qualified person	654	19	306	692	26	337	1,077	16	334
Executive committee	1,519	25	478	1,285	30	528	1,277	10	299
Board of directors	229	—	336	241	—	442	321	—	125
Total	2,402	44	1,120	2,218	56	1,307	2,675	26	757

The Company has no other related parties.